Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,920,500	$ 3,967,877	$ 4,138,752
Less accumulated depreciation	(552,264)	(459,042)	(248,688)
Property and equipment, net	3,368,236	3,508,835	3,890,064
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,574,793	3,626,116	3,805,644
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	289,114	284,872	285,916
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 56,593	$ 56,889	$ 47,192